Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Net income (loss)		$ 639,618	$ (22,401,318)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	[1]	650,275	650,275
Impairment of fixed assets			1,691,079
Change in fair value of warrant liabilities		(472,500)	(759,375)
Change in fair value of option liability			(554,710)
Change in fair value of embedded derivative liability		18,739
Amortization of right-of-use assets		291,793	393,355
Impairment on cryptocurrencies			293,619
Amortization of debt discounts		382,957	105,000
Depreciation and amortization		874,858	1,198,122
(Increase) decrease in operating assets
Securities owned		(5,731,022)	4,353,330
Receivables from broker-dealers and clearing organizations		40,829	37,162,847
Prepaids, deposits and other assets		(322,226)	6,459,494
Intangible assets		139,351	(438,042)
Increase (decrease) in operating liabilities
Payables to customers		1,126,533	(7,346,575)
Payables to broker-dealers and clearing organizations		7,188,274	(21,523,437)
Accrued expenses and other payables		78,811	(188,473)
Lease liabilities		(304,651)
Net cash provided by (used in) operating activities		4,601,639	(904,809)
Cash Flows from Investing Activities
Purchases of fixed assets		(508)
Short term loans receivable			(5,072,151)
Collection of short term loan			1,484,711
Net cash used in investing activities		(508)	(3,587,440)
Cash Flows from Financing Activities
Proceeds from issuance of convertible debenture			1,955,000
Repayment to and contribution from noncontrolling shareholder		(1,713,775)	1,713,775
Net cash (used in) provided by financing activities		(1,713,775)	3,668,775
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash		99,798	(116,703)
Net Change in Cash, Cash Equivalents, and Restricted Cash		2,987,154	(940,177)
Cash, Cash Equivalents, and Restricted Cash - Beginning of Period		14,402,599	15,751,475
Cash, Cash Equivalents, and Restricted Cash - End of Period		17,389,753	14,811,298
Noncash Investing and Financing Activities
Decrease in receivable for acquisition of long term assets		7,776,606
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares		3,063,800
Effect of early adoption of ASU 2020-06			1,590,676
Conversion of Series A Convertible Preferred Shares and accrued dividends			4,033,532
Accrued dividends on Series A and Series B Convertible Preferred Shares			259,866
Deemed dividend on Series A and Series B Convertible Preferred Shares			166,741
Lease liabilities arising from obtaining right-of-use assets			1,668,956
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		1,235,944	875,499
Cash paid for income taxes		$ 1,058	$ 3,071

[1]	The amount includes stock-based expenses under January 2021 Call Options in the amount of $190,900 and under 2020 Share Incentive Plan in the amount of $459,375.